Business Combinations (Details) - Schedule of Estimated Fair Values of the Assets Acquired and Liabilities (Parentheticals) $ in Thousands	Jul. 01, 2022 USD ($)
IT Professional Services [Member]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities [Line Items]
Net liabilities excluding of cash acquired	$ 447